UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Scopia Fund Management LLC
Address:          152 West 57th St
                  New York, NY 10019


Form 13F File Number: 28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Mindich
Title:   Managing Director
Phone:   212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich       New York, NY        August 15, 2012
     ---------------------    --------------     -------------------
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $2,334,331
                                             -----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13 F File Number           Name

                                                                                                   Voting Authority
                                                                                                   ----------------
                                                           Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class   CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers     Sole    Shared  None
----------------------------   --------------   -----      --------   -------  ---  ----  -------  --------     ----    ------  ----
ACME PACKET INC                COM              004764106     26361     1413434 SH        Sole                1413434
AEROFLEX HLDG CORP             COM              007767106      8356     1381135 SH        Sole                1381135
ALLOS THERAPEUTICS INC         COM              019777101      2379     1329215 SH        Sole                1329215
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      1096      233253 SH        Sole                 233253
AMYLIN PHARMACEUTICALS INC     COM              032346108     19740      700000 SH  PUT   Sole                 700000
AMYLIN PHARMACEUTICALS INC     COM              032346108      8841      313500 SH  PUT   Sole                 313500
AMYLIN PHARMACEUTICALS INC     COM              032346108     16452      583400 SH  PUT   Sole                 583400
CATERPILLAR INC DEL            COM              149123101    143922     1695000 SH  PUT   Sole                1695000
CISCO SYS INC                  COM              17275r102     70924     4130679 SH        Sole                4130679
CISCO SYS INC                  COM              17275r102     24730     1440300 SH  CALL  Sole                1440300
CISCO SYS INC                  COM              17275r102     14443      841200 SH  CALL  Sole                 841200
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      1451       49268 SH        Sole                  49268
DENDREON CORP                  COM              24823Q107     18070     2441941 SH        Sole                2441941
DIAMOND FOODS INC              COM              252603105      1202       67402 SH        Sole                  67402
EMERGENT BIOSOLUTIONS INC      COM              29089q105     28775     1899337 SH        Sole                1899337
EXPEDIA INC DEL                COM              30212p303     81483     1695093 SH        Sole                1695093
GEO GROUP INC                  COM              36159r103    208023     9155929 SH        Sole                9155929
G-III APPAREL GROUP LTD        COM              36237h101     40769     1720931 SH        Sole                1720931
HOMEAWAY INC                   COM              43739q100      3131      144001 SH        Sole                 144001
INTERMUNE INC                  COM              45884x103     59072     4943281 SH        Sole                4943281
INTERNATIONAL BUSINESS MACHS   COM              459200101    162331      830000 SH  PUT   Sole                 830000
JETBLUE AIRWAYS CORP           COM              477143101      3388      639200 SH        Sole                 639200
MACYS INC                      COM              55616p104     79634     2318324 SH        Sole                2318324
MCMORAN EXPLORATION CO         COM              582411104      1450      114464 SH        Sole                 114464
MEDIVATION INC                 COM              58501n101    124395     1361000 SH        Sole                1361000
MOMENTA PHARMACEUTICALS INC.   COM              60877t100     68756     5104375 SH        Sole                5104375
NAVISTAR INTL CORP NEW         COM              63929k101       199        7001 SH        Sole                   7001
NCR CORP NEW                   COM              62886e108     83172     3659139 SH        Sole                3659139
NETAPP INC                     COM              64110d104     62380     1960403 SH        Sole                1960403
NORDION INC                    COM              65563c105     45007     4808470 SH        Sole                4808470
OMNIVISION TECHNOLOGIES INC    COM              682128103      1842      138067 SH        Sole                 138067
OPKO HEALTH INC                COM              68375N103      3981      865397 SH        Sole                 865397
PHARMERICA CORP                COM              71714f104     17205     1575528 SH        Sole                1575528
PHH CORP                       COM NEW          693320202     97290     5565814 SH        Sole                5565814
PHH CORP                       NOTE 6.000% 6/1  693320aq6     40094    25000000 PRN       Sole               25000000
PLAINS EXPL& PRODTN CO         COM              726505100     68567     1949028 SH        Sole                1949028
POLYPORE INTL INC              COM              73179v103     15969      395369 SH        Sole                 395369
QLT INC                        COM              746927102      7003      919019 SH        Sole                 919019
SPDR S&P 500 ETF TR            TR UNIT          78462f103     40410      296900 SH  PUT   Sole                 296900
SPDR S&P 500 ETF TR            TR UNIT          78462f103     39770      292200 SH  PUT   Sole                 292200
SPDR S&P 500 ETF TR            TR UNIT          78462f103     68052      500000 SH  PUT   Sole                 500000
SPECTRUM PHARMACEUTICALS INC   COM              84763a108     26670     1714025 SH        Sole                1714025
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    184183     7729036 SH        Sole                7729036
SUNRISE SENIOR LIVING INC      COM              86768k106     41847     5740381 SH        Sole                5740381
SYNAPTICS INC                  COM              87157D109      1134       39615 SH        Sole                  39615
TEXAS ROADHOUSE INC            COM              882681109      7794      423723 SH        Sole                 423723
TFS FINL CORP                  COM              87240r107     53057     5555753 SH        Sole                5555753
UNITED THERAPEUTICS CORP DEL   COM              91307c102     90851     1839836 SH        Sole                1839836
VERTEX PHARMAEUTICALS INC      COM              92532f100      6316      112956 SH        Sole                 112956
WEBSENSE INC                   COM              947684106       352       18799 SH        Sole                  18799
XEROX CORP                     COM              984121103    108958    13844750 SH        Sole               13844750
ZYNGA INC                      CL A             98986T108      3054      561345 SH        Sole                 561345